Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 6,853	$ 5,385
Adjustments to reconcile net income to net cash provided by operating activities:
Origination of loans for sale	(26,049)	(10,043)
Sale of loans originated for sale	26,405	10,652
Depreciation and amortization, net of accretion	2,293	2,198
Deferred tax expense/(benefit)	152	318
Amortization of mortgage servicing rights	117	133
Stock based compensation expense	16	33
Gain on sale of securities, net	(1,120)	(966)
Gain on sale of loans held-for-sale, net	(987)	(256)
Net losses due to other-than-temporary impairment of securities	6	1
Gain on sale of foreclosed real estate	(430)	(887)
Benefit from bank owned life insurance	(587)	0
Provision for loan losses	2,350	3,510
Net change in:
Interest receivable	71	37
Other assets	1,559	1,274
Cash value of bank owned life insurance	(381)	(398)
Accrued expenses and other liabilities	(1,740)	3,829
Total adjustments	1,675	9,435
Net cash - operating activities	8,528	14,820
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturities and pay downs of securities available-for-sale	53,862	42,536
Proceeds from sales of securities available-for-sale	25,900	22,713
Purchase of securities available-for-sale	(80,375)	(88,689)
Proceeds from maturities and pay downs of securities held-to-maturity	0	1,807
Proceeds from sale of loans transferred to loans held-for-sale	3,591	0
Loan participations purchased	(14,475)	(999)
Net change in loans receivable	(27,839)	11,553
Proceeds from sale of Federal Home Loan Bank stock	0	295
Purchase of premises and equipment, net	(797)	(417)
Proceeds from sale of foreclosed real estate, net	3,834	3,380
Net cash - investing activities	(36,299)	(7,821)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in deposits	39,528	6,610
Proceeds from FHLB advances	2,000	10,000
Repayment of FHLB advances	(5,000)	(3,000)
Change in other borrowed funds	492	(3,605)
Proceeds from sale of treasury stock	141	124
Dividends paid	(1,928)	(1,699)
Treasury stock purchased	(78)	0
Net cash - financing activities	35,155	8,430
Net change in cash and cash equivalents	7,384	15,429
Cash and cash equivalents at beginning of period	26,367	10,938
Cash and cash equivalents at end of period	33,751	26,367
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest	2,363	3,245
Income taxes	2,123	776
SUPPLEMENTAL NONCASH INFORMATION:
Transfers from securities held-to-maturity to available-for-sale	0	16,437
Transfers from loans to loans held-for-sale	3,428	0
Transfers from loans to foreclosed real estate	$ 1,626	$ 2,371